INCOME TAXES (Details 1) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Deferred income tax assets:
Deferred tax assets	$ (6,496,148)	$ (6,322,248)
Less: valuation allowance	6,496,148	6,322,248
Deferred tax income	$ 0	$ 0